Submission	Dec. 17, 2025
Submission [Line Items]
Central Index Key	0001287480
Registrant Name	BLACKROCK FLOATING RATE INCOME TRUST
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A